Inventory	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
Inventory	Note 7—Inventory Inventories consist of the following:

	June 30, 2012	December 31, 2011
Raw materials	$187,496	$0
Finished goods	119,559	0

Total	$307,055	$0